Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross Sales	$ 13,431	$ 3,812	$ 34,064	$ 10,022	$ 13,591	$ 21,353	$ 21,389
Less: Royalties	733	153	1,639	228	371	1,173	546
Revenue	12,698	3,659	32,425	9,794	13,220	20,180	20,843
Expenses
Purchased Product	6,731	1,408	16,078	4,207	5,358	8,427	8,744
Transportation and Blending	1,923	1,033	5,504	3,591	4,728	5,184	5,942
Operating	1,150	481	3,428	1,470	1,955	2,088	2,184
(Gain) Loss on Risk Management	157	3	951	233
Depreciation, Depletion and Amortization	1,153	1,092	3,234	2,615	3,464	2,249	2,131
Exploration Expense	5	25	15	32	91	82	2,123
(Income) Loss From Equity-Accounted Affiliates	(13)	0	(40)	0
Segment Income (Loss)	1,592	(383)	3,255	(2,354)	(2,684)	1,994	(586)
General and Administrative	158	51	491	124	292	331	1,020
Finance Costs	360	145	836	391	536	511	627
Interest Income	(4)	(2)	(11)	(4)	(9)	(12)	(19)
Integration Costs	45	0	302	0	29
Foreign Exchange (Gain) Loss, Net	196	(159)	(93)	168	(181)	(404)	854
Re-measurement of Contingent Payment	135	(31)	571	(97)	80	(164)	(50)
(Gain) Loss on Divestiture of Assets	(25)	(1)	(97)	0	(81)	(2)	795
Other (Income) Loss, Net	(107)	(14)	(208)	(52)	40	9	13
Total Non-operating (Income) Expense	758	(11)	1,791	530	546	597	3,340
Earnings (Loss) Before Income Tax	834	(372)	1,464	(2,884)	(3,230)	1,397	(3,926)
Income Tax Expense (Recovery)	283	(178)	469	(658)	(851)	(797)	(1,010)
Net Earnings (Loss)	551	(194)	995	(2,226)	(2,379)	2,194	(2,916)
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	184	138	725	226	252	7	1,554
Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(27)	(135)	226	7	56	149	(1,249)
Oil Sands | Upstream
Revenues
Gross Sales	6,114	2,436	15,904	6,117	8,481	12,739	11,975
Less: Royalties	669	129	1,462	200	331	1,143	473
Revenue	5,445	2,307	14,442	5,917	8,150	11,596	11,502
Expenses
Purchased Product	822	235	2,114	806	939	1,869	1,933
Transportation and Blending	1,918	1,015	5,476	3,552	4,683	5,152	5,879
Operating	616	286	1,793	839	1,156	1,067	1,056
Operating Margin	1,923	634			1,104	3,485	1,083
Depreciation, Depletion and Amortization	743	470	1,982	1,276	1,687	1,543	1,439
Exploration Expense	2	0	15	7	9	18	6
(Income) Loss From Equity-Accounted Affiliates	0	0	(5)	0
Segment Income (Loss)	1,217	299	2,289	(799)	(649)	1,832	(193)
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	166	137			268	23	1,551
Oil Sands | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(39)	(135)			57	92	(169)
Conventional | Upstream
Revenues
Gross Sales	833	232	2,235	636	904	935	1,071
Less: Royalties	40	24	103	28	40	30	73
Revenue	793	208	2,132	608	864	905	998
Expenses
Purchased Product	445	76	1,113	184	268	240	168
Transportation and Blending	20	21	57	63	81	82	90
Operating	135	81	417	248	320	339	404
Operating Margin	191	30			195	244	310
Depreciation, Depletion and Amortization	99	75	309	563	880	319	412
Exploration Expense	0	25	(3)	25	82	64	2,117
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	83	(70)	227	(475)	(767)	(139)	(2,219)
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	2	0			0	0	26
Conventional | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	9	0			0	0	0
Offshore | Upstream
Revenues
Gross Sales	404	0	1,262	0	0	0	0
Less: Royalties	24	0	74	0	0	0	0
Revenue	380	0	1,188	0	0	0	0
Expenses
Purchased Product	0	0	0	0	0	0	0
Transportation and Blending	3	0	10	0	0	0	0
Operating	49	0	166	0	0	0	0
Operating Margin	328	0			0	0	0
Depreciation, Depletion and Amortization	127	0	369	0	0	0	0
Exploration Expense	3	0	3	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	(12)	0	(36)	0
Segment Income (Loss)	210	0	676	0	0	0	0
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0			0	0	0
Offshore | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0			0	0	0
Canadian Manufacturing | Upstream
Expenses
Operating Margin			4,475	492
Canadian Manufacturing | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management			584	228
Canadian Manufacturing | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management			194	8
Canadian Manufacturing | Downstream
Revenues
Gross Sales	1,215	15	3,109	58	82	77	36
Less: Royalties	0	0	0	0	0	0	0
Revenue	1,215	15	3,109	58	82	77	36
Expenses
Purchased Product	986	0	2,424	0	0	0	0
Transportation and Blending	0	0	0	0	0	0	0
Operating	99	8	284	29	37	41	37
Operating Margin	130	7	401	29	45	36	(1)
Depreciation, Depletion and Amortization	41	2	127	6	8	7	7
Exploration Expense	0	0	0	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	89	5	274	23	37	29	(8)
Canadian Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0	0	0	0	0	0
Canadian Manufacturing | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0	0	0	0	0	0
U.S. Manufacturing | Upstream
Expenses
Operating Margin			543	113
U.S. Manufacturing | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management			2	0
U.S. Manufacturing | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management			10	0
U.S. Manufacturing | Downstream
Revenues
Gross Sales	5,723	1,237	13,889	3,633	4,733	8,291	9,031
Less: Royalties	0	0	0	0	0	0	0
Revenue	5,723	1,237	13,889	3,633	4,733	8,291	9,031
Expenses
Purchased Product	5,171	1,133	12,320	3,413	4,429	6,735	7,160
Transportation and Blending	0	0	0	0	0	0	0
Operating	413	179	1,212	564	748	877	870
Operating Margin	122	(77)	309	(338)	(423)	695	1,002
Depreciation, Depletion and Amortization	103	518	320	666	728	273	215
Exploration Expense	0	0	0	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	14	(592)	(49)	(1,003)	(1,150)	421	792
U.S. Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	17	2	48	(6)	(21)	(16)	(1)
U.S. Manufacturing | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	5	(3)	38	(1)	(1)	1	(5)
Retail | Upstream
Expenses
Operating Margin			1,012	0
Retail | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management			0	0
Retail | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management			0	0
Retail | Downstream
Revenues
Gross Sales	592	0	1,540	0	0	0	0
Less: Royalties	0	0	0	0	0	0	0
Revenue	592	0	1,540	0	0	0	0
Expenses
Purchased Product	551	0	1,434	0	0	0	0
Transportation and Blending	0	0	0	0	0	0	0
Operating	25	0	73	0	0	0	0
Operating Margin	16	0	33	0	0	0	0
Depreciation, Depletion and Amortization	11	0	36	0	0	0	0
Exploration Expense	0	0	0	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	0	0	0	0
Segment Income (Loss)	5	0	(3)	0	0	0	0
Retail | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0	0	0	0	0	0
Retail | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0	0	0	0	0	0
Corporate and Eliminations
Revenues
Gross Sales	(1,450)	(108)	(3,875)	(422)	(609)	(689)	(724)
Less: Royalties	0	0	0	0	0	0	0
Revenue	(1,450)	(108)	(3,875)	(422)	(609)	(689)	(724)
Expenses
Purchased Product	(1,244)	(36)	(3,327)	(196)	(278)	(417)	(517)
Transportation and Blending	(18)	(3)	(39)	(24)	(36)	(50)	(27)
Operating	(187)	(73)	(517)	(210)	(306)	(236)	(183)
Depreciation, Depletion and Amortization	29	27	91	104	161	107	58
Exploration Expense	0	0	0	0	0	0	0
(Income) Loss From Equity-Accounted Affiliates	(1)	0	1	0
Segment Income (Loss)	(26)	(25)	(159)	(100)	(155)	(149)	1,042
General and Administrative	158	51	491	124	292	331	1,020
Finance Costs	360	145	836	391	536	511	627
Interest Income	(4)	(2)	(11)	(4)	(9)	(12)	(19)
Integration Costs	45	0	302	0	29
Foreign Exchange (Gain) Loss, Net	196	(159)	(93)	168	(181)	(404)	854
Re-measurement of Contingent Payment	135	(31)	571	(97)	80	(164)	(50)
(Gain) Loss on Divestiture of Assets	(25)	(1)	(97)	0	(81)	(2)	795
Other (Income) Loss, Net	(107)	(14)	(208)	(52)	40	9	13
Total Non-operating (Income) Expense	758	(11)	1,791	530	546	597	3,340
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(1)	(1)	91	4	5	0	(22)
Corporate and Eliminations | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	$ (2)	$ 3	$ (16)	$ 0	$ 0	$ 56	$ (1,075)